PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

9. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Prepaid marketing expense	56,745	218,145
VAT-input deductible	80,589	64,237
Prepaid rental expense	57,188	46,581
Prepaid consulting and professional service fees	10,809	37,236
Prepaid non-banking financing partners service fees	18,607	26,295
Others	25,831	24,820
	249,769	417,314